Inventories (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Inventories

	June 30,	December 31,
	2012	2011
Raw materials	$6,339	$6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$15,235	$13,711